Disclosure of detailed information about restricted stock units outstanding (Details) - Restricted stock units [member] - shares	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance	1,196,211	490,174
Number of warrants, outstanding, Granted	160,758	100,626
Number of warrants, outstanding, Vested	(118,433)	(91,635)
Number of warrants, outstanding, Cancelled	(23,294)	(26,520)
Number of warrants, outstanding, ending balance	1,215,242	472,645